Quarterly Report
March 31, 2024
MFS®  International
Growth Portfolio
MFS® Variable Insurance Trust II
FCI-Q1

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.7%
Aerospace & Defense – 2.8%
Rolls-Royce Holdings PLC (a)	1,171,436	$6,308,878
Singapore Technologies Engineering Ltd.	261,200	777,651
		$7,086,529
Alcoholic Beverages – 5.4%
Diageo PLC	123,203	$4,549,171
Heineken N.V.	60,777	5,857,958
Pernod Ricard S.A.	21,505	3,478,940
		$13,886,069
Apparel Manufacturers – 4.4%
Burberry Group PLC	59,693	$913,893
Kering S.A.	4,266	1,686,080
LVMH Moet Hennessy Louis Vuitton SE	9,780	8,796,495
		$11,396,468
Brokerage & Asset Managers – 1.9%
Deutsche Boerse AG	14,675	$3,002,562
London Stock Exchange Group PLC	15,238	1,825,177
		$4,827,739
Business Services – 2.0%
Experian PLC	80,239	$3,497,991
Nomura Research Institute Ltd.	58,500	1,639,685
		$5,137,676
Chemicals – 0.4%
UPL Ltd.	195,370	$1,068,178
Computer Software – 7.3%
Dassault Systemes SE	58,453	$2,588,065
Kingsoft Corp.	203,000	625,062
Oracle Corp. Japan	19,300	1,460,441
SAP SE	68,173	13,272,550
Wisetech Global Ltd.	14,115	864,156
		$18,810,274
Computer Software - Systems – 8.2%
Amadeus IT Group S.A.	73,499	$4,713,258
Cap Gemini S.A.	20,045	4,612,729
Hitachi Ltd.	126,600	11,628,835
		$20,954,822
Construction – 0.4%
Kingspan Group PLC	11,245	$1,024,641
Consumer Products – 2.8%
AmorePacific Corp.	16,549	$1,492,330
Haleon PLC	381,043	1,601,989
KOSE Corp.	4,700	247,419
Reckitt Benckiser Group PLC	65,298	3,718,603
		$7,060,341

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 4.7%
Mitsubishi Heavy Industries Ltd.	165,000	$1,578,825
Schneider Electric SE	45,819	10,363,382
		$11,942,207
Electronics – 6.0%
ASML Holding N.V.	3,567	$3,433,415
SK Hynix, Inc.	9,414	1,279,675
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	77,685	10,569,044
		$15,282,134
Energy - Independent – 1.0%
Reliance Industries Ltd.	70,561	$2,514,147
Entertainment – 0.2%
Lottery Corp. Ltd.	146,697	$492,315
Food & Beverages – 3.4%
Nestle S.A.	81,521	$8,655,137
Food & Drug Stores – 0.5%
Ocado Group PLC (a)	30,047	$172,591
Sugi Holdings Co. Ltd.	62,100	1,068,023
		$1,240,614
Gaming & Lodging – 2.5%
Aristocrat Leisure Ltd.	58,074	$1,627,289
Flutter Entertainment PLC (a)	18,608	3,708,453
Sands China Ltd. (a)	422,000	1,188,861
		$6,524,603
Insurance – 2.3%
AIA Group Ltd.	727,600	$4,885,125
Ping An Insurance Co. of China Ltd., “H”	227,500	960,645
		$5,845,770
Internet – 1.9%
LY Corp.	469,300	$1,201,616
NAVER Corp.	9,298	1,294,296
Tencent Holdings Ltd.	59,700	2,317,247
		$4,813,159
Leisure & Toys – 0.4%
Prosus N.V.	33,912	$1,063,737
Machinery & Tools – 5.5%
Assa Abloy AB	161,796	$4,641,961
Delta Electronics, Inc.	237,000	2,525,255
GEA Group AG	62,182	2,629,063
RB Global, Inc.	56,856	4,330,467
		$14,126,746
Major Banks – 1.3%
DBS Group Holdings Ltd.	121,300	$3,236,763
Medical Equipment – 4.7%
EssilorLuxottica	25,062	$5,669,897
QIAGEN N.V.	51,809	2,215,364
Sonova Holding AG	6,629	1,919,201

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Terumo Corp.	125,600	$2,264,252
		$12,068,714
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	265,700	$846,978
Oil Services – 0.3%
Tenaris S.A.	45,323	$895,543
Other Banks & Diversified Financials – 4.7%
Credicorp Ltd.	14,246	$2,413,700
Element Fleet Management Corp.	137,406	2,220,529
Grupo Financiero Banorte S.A. de C.V.	259,975	2,758,085
HDFC Bank Ltd.	154,092	2,675,097
Kasikornbank Co. Ltd.	218,000	740,857
Kotak Mahindra Bank Ltd.	52,431	1,122,455
		$11,930,723
Pharmaceuticals – 6.3%
Chugai Pharmaceutical Co. Ltd.	45,500	$1,735,480
Hypera S.A.	106,153	696,977
Merck KGaA	13,065	2,305,971
Novartis AG	41,164	3,987,912
Roche Holding AG	29,069	7,403,836
		$16,130,176
Precious Metals & Minerals – 2.7%
Agnico Eagle Mines Ltd.	57,447	$3,425,488
Franco-Nevada Corp.	30,449	3,628,119
		$7,053,607
Railroad & Shipping – 1.0%
Canadian Pacific Kansas City Ltd.	29,706	$2,619,163
Restaurants – 0.9%
Pluxee N.V. (a)	8,870	$262,201
Sodexo	8,870	760,576
Yum China Holdings, Inc.	23,921	951,817
Yum China Holdings, Inc.	10,400	409,521
		$2,384,115
Specialty Chemicals – 9.8%
Air Liquide S.A.	26,660	$5,546,491
Akzo Nobel N.V.	19,354	1,444,483
Linde PLC	17,479	8,115,849
Nitto Denko Corp.	31,700	2,885,625
Resonac Holdings Corp.	69,700	1,669,522
Sika AG	7,344	2,187,280
Symrise AG	26,434	3,164,107
		$25,013,357
Specialty Stores – 1.2%
Alibaba Group Holding Ltd.	137,100	$1,230,535
Zalando SE (a)	60,686	1,734,329
		$2,964,864
Telecommunications - Wireless – 0.2%
Advanced Info Service Public Co. Ltd.	96,800	$541,204

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 0.3%
ITC Ltd.	162,448	$834,323
Total Common Stocks		$250,272,836
Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 5.38% (v)	5,157,641	$5,158,673

Other Assets, Less Liabilities – 0.3%		814,223
Net Assets – 100.0%		$256,245,732
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,158,673 and $250,272,836, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$43,764,856	$—	$—	$43,764,856
Germany	28,323,946	—	—	28,323,946
Japan	27,379,723	—	—	27,379,723
Switzerland	24,153,366	—	—	24,153,366
United Kingdom	22,588,293	—	—	22,588,293
Canada	16,223,766	—	—	16,223,766
Taiwan	13,094,299	—	—	13,094,299
Netherlands	11,799,593	—	—	11,799,593
India	8,214,200	—	—	8,214,200
Other Countries	54,189,590	541,204	—	54,730,794
Mutual Funds	5,158,673	—	—	5,158,673
Total	$254,890,305	$541,204	$—	$255,431,509
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,059,863	$16,327,361	$13,229,897	$764	$582	$5,158,673
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$49,401	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2024, are as follows:
France	17.1%
Germany	11.1%
Japan	10.6%
Switzerland	9.4%
United Kingdom	8.8%
Canada	6.3%
United States	5.5%
Taiwan	5.1%
Netherlands	4.6%
Other Countries	21.5%